EQUITY, SHARE-BASED COMPENSATION AND WARRANTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 vote $ / shares shares	Jun. 14, 2022 $ / shares shares	Jun. 13, 2022 shares	Dec. 31, 2021 $ / shares shares
Equity [Abstract]
Common shares, par value (in USD per share) | $ / shares	$ 0.001	$ 0.001		$ 0.001
Common shares, authorized (in shares)	300,000,000	300,000,000	100,000,000	100,000,000
Preferred shares, outstanding (in shares)	0			0
Number of vote per share | vote	1